Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 1, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Metropolitan Life Insurance Company

Metropolitan Life Separate Account UL

File Nos. 033-57320/811-06025

MetFlex Flexible Premium Variable Life Insurance Policies

Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Separate Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Statement of Additional Information ("SAI"), dated May 1, 2020, being used for certain flexible premium variable life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 33 for the Separate Account filed electronically with the Commission on April 24, 2020. The form Prospectus for the variable life insurance policies now being used appearing within 033-57320 was filed under Rule 497(c) on May 1, 2020.

If you have any questions, please contact me at (212) 578-9071.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Assistant General Counsel

Metropolitan Life Insurance Company